Goodwill and Other Intangibles Resulting from Business Acquisitions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011
Changes in net carrying amount of goodwill
Goodwill	$ 1,579.3	$ 1,770.8
Accumulated impairment losses	(820.0)	(820.0)
Acquisition adjustments	(0.5)	0.7
Translation adjustments	(15.0)	(10.7)
Discontinued operations	166.0
Goodwill, Ending Balance	759.3	940.8
Goodwill, Beginning Balance	940.8	950.8
Pressure-sensitive Materials Segment [Member]
Changes in net carrying amount of goodwill
Goodwill	336.7	351.4
Accumulated impairment losses	0	0
Translation adjustments	(9.3)	(5.4)
Goodwill, Ending Balance	336.7	346.0
Goodwill, Beginning Balance	346.0	351.4
Retail Branding and Information Solutions [Member]
Changes in net carrying amount of goodwill
Goodwill	1,239.1	1,242.8
Accumulated impairment losses	(820.0)	(820.0)
Acquisition adjustments	(0.5)	0.7
Translation adjustments	(3.6)	(0.3)
Goodwill, Ending Balance	419.1	423.2
Goodwill, Beginning Balance	423.2	422.8
Discontinued operations [Member]
Changes in net carrying amount of goodwill
Goodwill	0	173.0
Accumulated impairment losses	0	0
Translation adjustments	(2.1)	(4.9)
Discontinued operations	(166.0)
Goodwill, Ending Balance	0	168.1
Goodwill, Beginning Balance	168.1	173.0
Other specialty converting businesses [Member]
Changes in net carrying amount of goodwill
Goodwill	3.5	3.6
Accumulated impairment losses	0	0
Translation adjustments		(0.1)
Goodwill, Ending Balance	3.5	3.5
Goodwill, Beginning Balance		$ 3.6